Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	919,110
Proposed Maximum Offering Price per Unit	10.69
Maximum Aggregate Offering Price	$ 9,825,286
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,356.88
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant’s Common Stock.

(2) Represents 689,333 shares of Common Stock that were reserved for issuance pursuant to the Registrant’s Amended and Restated 2016 Equity Incentive Plan, as amended, and 229,777 shares of Common Stock that were reserved for issuance pursuant to the Registrant’s 2016 Employee Stock Purchase Plan.

(3) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $10.69 per share, the average of the high and low prices of the Registrant’s Common Stock on March 3, 2026, as reported on The Nasdaq Global Market.